Fair value measurements - Impact of changes in its own creditworthiness on certain financial liabilities (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Fair Value Disclosures [Abstract]
Changes recognized as a credit (debit) to other comprehensive income	¥ (88)	¥ 49
Credit (debit) amounts reclassified to earnings	(10)	(1)
Cumulative credit (debit) balance recognized in accumulated other comprehensive income	¥ (11)	¥ 80